Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Unrealized net gains on short-term investments, equity securities	$ (6,137)	$ (646)
Realized net gains on short-term investments, equity securities	(2,594)	2,669
Gains (losses) on financial assets at fair value through profit or loss	3,543	3,315
Equity securities [member]
Disclosure of financial assets [line items]
Unrealized net gains on short-term investments, equity securities	(10,577)	(83,705)
Realized net gains on short-term investments, equity securities	51,562	0
Gains (losses) on financial assets at fair value through profit or loss	62,139	83,705
Income not recorded at FVTPL	$ 900	$ 1,000